Supplementary Information on Oil and Gas Exploration and Production (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Unproved oil and gas properties	26,311	54,514	2,522
Proved oil and gas properties	1,386,994	—	—
Support equipment	5,231	—	—

Gross Capitalized costs	1,418,536	54,514	2,522
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,183,462)	(54,514)	(2,522)

Net Capitalized costs	235,073	—	—

March 31, 2018
Unproved oil and gas properties	17,121	51,261	2,372
Proved oil and gas properties	1,276,878	—	—
Support equipment	4,865	—	—

Gross Capitalized costs	1,298,864	51,261	2,372
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,075,592)	(51,261)	(2,372)

Net Capitalized costs	223,272	—	—

March 31, 2017
Unproved oil and gas properties	16,388	51,100	2,351
Proved oil and gas properties	1,264,044	—	—
Support equipment	4,656	—	—

Gross Capitalized costs	1,285,088	51,100	2,351
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,136,079)	(51,100)	(2,351)

Net Capitalized costs	149,009	—	—

Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(37,060)	5	9
Development costs	75,158	—	—

Total	38,099	5	9

March 31, 2018
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(1,506)	9	10
Development costs	10,923	—	—

Total	9,417	9	10

March 31, 2017
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(84)	70	45
Development costs	10,104	—	—

Total	10,020	70	45

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

Summary of Results of Operations for Oil and Gas Producing Activities

The Company’s results of operations from oil and gas producing activities for the years ended March 31, 2019, 2018 and 2017 are shown in the following table.

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Revenues
Sales	132,228	—	—
Transfers	—	—	—
Operating Income	283	—	—

Total	132,511	—	—

Production costs	(53,991)	—	—
Exploration (expenses)/ reversal	(483)	(5)	(9)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	(39,942)	—	—

Results before income tax expenses	38,095	(5)	(9)
Income tax expenses	(13,787)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	24,307	(5)	(9)

March 31, 2018
Revenues
Sales	95,359	—	—
Transfers	—	—	—
Operating Income	—	—	—

Total	95,359	—	—

Production costs	(40,583)	—	—
Exploration expenses	8	(9)	(0)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	63,584	—	—

Results before income tax expenses	118,368	(9)	(0)
Income tax expenses	(46,398)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	71,970	(9)	(0)

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2017
Revenues
Sales	82,041	—	—
Transfers	—	—	—
Operating Income	70	—	—

Total	82,111	—	—

Production costs	(38,613)	—	—
Exploration expenses	(292)	(70)	(45)
Depreciation, depletion and amortization and valuation provisions(including impairment loss)	(26,687)	—	—

Results before income tax expenses	16,519	(70)	(45)
Income tax expenses	(5,028)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,491	(70)	(45)

Summary of Reserve Quantities Information

A summary of the annual changes in the proved reserves of oil is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2016	78.10	—	—	78.10

Revisions of previous estimates	7.53	—	—	7.53
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.07)	—	—	(28.07)

Reserves at March 31, 2017	57.56	—	—	57.56

Revisions of previous estimates	15.11	—	—	15.11
Extensions and discoveries	0.23	—	—	0.23
Improved Recovery	2.96	—	—	2.96
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.50)	—	—	(28.50)

Reserves at March 31, 2018	47.36	—	—	47.36

Revisions of previous estimates	99.82	—	—	99.82
Extensions and discoveries	2.31	—	—	2.31
Improved Recovery	4.87	—	—	4.87
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(27.53)	—	—	(27.53)

Reserves at March 31, 2019	126.83	—	—	126.83

A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2016	5.51	—	—	5.51

Revisions of previous estimates	3.16	—	—	3.16
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(2.96)	—	—	(2.96)

Reserves at March 31, 2017	5.71	—	—	5.71

Revisions of previous estimates	10.95	—	—	10.95
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(5.50)	—	—	(5.50)

Reserves at March 31, 2018	11.16	—	—	11.16

Revisions of previous estimates	89.22	—	—	89.22
Extensions and discoveries	2.75	—	—	2.75
Improved Recovery	0.05	—	—	0.05
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(7.81)	—	—	(7.81)

Reserves at March 31, 2019	95.37	—	—	95.37

	2019		2018		2017
	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil
	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)
Net proved developed reserves:
India	56.45	101.40	9.87	38.59	4.76	57.08
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	56.45	101.40	9.87	38.59	4.76	57.08

Net proved undeveloped reserves:
India	38.92	25.43	1.29	8.77	0.95	0.48
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	38.92	25.43	1.29	8.77	0.95	0.48

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Quantities and Changes

The table below shows the standardized measure of future net cash flows relating to proved reserves.

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)
At March 31 2019
Future cash inflows	629,770	—	—	629,770
Future production costs	(349,686)	—	—	(349,686)
Future development costs	(55,167)	—	—	(55,167)
Future income tax expenses	(67,890)	—	—	(67,890)

Undiscounted future net cash flows	157,025	—	—	157,025
10 percent midyear annual discount for timing of estimated cash flows	(42,981)	—	—	(42,981)

Standardized measure of discounted future net cash flows	114,044	—	—	114,044

At March 31 2018
Future cash inflows	161,541	—	—	161,541
Future production costs	(83,517)	—	—	(83,517)
Future development costs	(22,648)	—	—	(22,648)
Future income tax expenses	(3,528)	—	—	(3,528)

Undiscounted future net cash flows	51,848	—	—	51,848
10 percent midyear annual discount for timing of estimated cash flows	(5,533)	—	—	(5,533)

Standardized measure of discounted future net cash flows	46,315	—	—	46,315

At March 31 2017
Future cash inflows	165,148	—	—	165,148
Future production costs	(93,326)	—	—	(93,326)
Future development costs	(16,485)	—	—	(16,485)
Future income tax expenses	(1,375)	—	—	(1,375)

Undiscounted future net cash flows	53,962	—	—	53,962
10 percent midyear annual discount for timing of estimated cash flows	(6,469)	—	—	(6,469)

Standardized measure of discounted future net cash flows	47,493	—	—	47,493

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)
Balance at April 1, 2018	46,315	—	—	46,315

Sales and transfers of oil and gas, net of production cost	(77,131)	—	—	(77,131)
Development cost incurred	58,242	—	—	58,242
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	12,071	—	—	12,071
Net change due to revisions in quantity estimates	158,825	—	—	158,825
Net change in prices, transfer prices and in production cost	42,652	—	—	42,652
Changes in estimated future development costs	(85,499)	—	—	(85,499)
Accretion of discount	4,985	—	—	4,985
Net change in income taxes	(46,416)	—	—	(46,416)
Timing	—	—	—	—

Balance at March 31, 2019	114,044	—	—	114,044

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)

Balance at April 1, 2017	47,493	—	—	47,493

Sales and transfers of oil and gas, net of production cost	(55,317)	—	—	(55,317)
Development cost incurred	8,388	—	—	8,388
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	4,075	—	—	4,075
Net change due to revisions in quantity estimates	25,035	—	—	25,035
Net change in prices, transfer prices and in production cost	15,257	—	—	15,257
Changes in estimated future development costs	(1,785)	—	—	(1,785)
Accretion of discount	4,887	—	—	4,887
Net change in income taxes	(1,718)	—	—	(1,718)
Timing	—	—	—	—

Balance at March 31, 2018	46,315	—	—	46,315

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)

Balance at April 1, 2016	54,450	—	—	54,450

Sales and transfers of oil and gas, net of production cost	(41,355)	—	—	(41,355)
Development cost incurred	10,341	—	—	10,341
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	—	—	—	—
Net change due to revisions in quantity estimates	9,377	—	—	9,377
Net change in prices, transfer prices and in production costs	7,644	—	—	7,644
Changes in estimated future development costs	2,059	—	—	2,059
Accretion of discount	5,517	—	—	5,517
Net change in income taxes	(540)	—	—	(540)
Timing	—	—	—	—

Balance at March 31, 2017	47,493	—	—	47,493